UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX  75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,

DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Ranger Funds Investment Trust

Ranger Small Cap Fund

Institutional Class (RFISX)

Ranger Micro Cap Fund

Institutional Class (RFIMX)

RG Aurum+ Fund

Institutional Class (GLDPX)

SEMI-ANNUAL REPORT

JANUARY 31, 2021

(UNAUDITED)

This material must be preceded or accompanied by a prospectus.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

JANUARY 31, 2021 (UNAUDITED)

       FUND PROFILE:

Top Ten Long-Term Portfolio Holdings *	(% of Net Assets)
Workiva, Inc. Class A	4.43%
Repligen Corp.	4.01%
Pegasystems, Inc.	3.67%
WNS Holdings Ltd. ADR (India)	3.48%
Medpace Holdings, Inc.	3.01%
NeoGenomics, Inc.	2.95%
Magnite, Inc.	2.81%
Neogen Corp.	2.79%
Grocery Outlet Holding Corp.	2.67%
Evo Payments, Inc. Class A	2.66%
32.48%

Portfolio Allocation	(% of Net Assets)
Common Stocks	98.52%
Short-Term Investment	1.42%
Other Assets In Excess Of Liabilities	0.06%
100.00%

*Excludes Short-Term Investments.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

JANUARY 31, 2021 (UNAUDITED)

       FUND PROFILE:

Top Ten Long-Term Portfolio Holdings *	(% of Net Assets)
Fulgent Genetics, Inc.	6.83%
Magnite, Inc.	5.56%
BioLife Solutions, Inc.	5.24%
Simulations Plus, Inc.	3.72%
Avid Bioservices, Inc.	3.49%
America's Car-Mart, Inc.	3.25%
NAPCO Security Technologies, Inc.	2.86%
Heska Corp.	2.80%
Mesa Laboratories, Inc.	2.64%
Allied Motion Technologies, Inc.	2.49%
38.88%

Portfolio Allocation	(% of Net Assets)
Common Stocks	95.57%
Short-Term Investment	4.27%
Other Assets In Excess Of Liabilities	0.16%
100.00%

*Excludes Short-Term Investment.

RANGER FUNDS INVESTMENT TRUST

RG AURUM+ FUND

SUPPLEMENTARY PORTFOLIO INFORMATION

JANUARY 31, 2021 (UNAUDITED)

 FUND PROFILE:

Top Long-Term Portfolio Holdings *	(% of Net Assets)
iShares 7-10 Year Treasury Bond ETF	35.67%
iShares 3-7 Year Tresury Bond ETF	22.17%
57.84%

Portfolio Allocation	(% of Net Assets)
Exchange Traded Funds	57.84%
Short-Term Investment	17.80%
Other Assets In Excess Of Liabilities	24.36%
100.00%

* Excludes Short-Term Investment & Futures.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2021 (UNAUDITED)

Shares		Value

COMMON STOCKS - 98.52%

Apparel Retailers - 1.28%
7,341	Boot Barn Holdings, Inc. *	$ 420,199

Banks - 5.92%
33,612	Home BancShares, Inc.	712,574
36,580	Cadence Bancorporation	655,514
34,316	Banc of California, Inc.	578,225
		1,946,313
Biotechnology - 4.79%
7,455	Medpace Holdings, Inc. *	989,949
3,204	PRA Health Sciences, Inc. *	394,861
12,943	Avid Bioservices, Inc. *	188,838
		1,573,648
Building Materials: Other - 2.26%
3,712	TopBuild Corp. *	742,214

Computer Services - 11.50%
14,925	Workiva, Inc. Class A *	1,454,740
18,034	Mimecast Ltd. (United Kingdom) *	776,544
7,539	Endava PLC Class A ADR (United Kingdom) *	596,033
3,785	Qualys, Inc. *	524,109
24,698	Box, Inc. Class A *	428,263
		3,779,689
Consumer Digital Services - 2.81%
26,684	Magnite, Inc. *	924,334

Consumer Lending - 1.18%
1,188	LendingTree, Inc. *	386,718

Cosmetics - 1.73%
26,121	e.l.f. Beauty, Inc. *	568,393

Defense - 3.87%
26,218	Kratos Defense & Security Solutions, Inc. *	695,826
8,117	Mercury Systems, Inc. *	576,794
		1,272,620
Electronic Equipment: Gauges and Meters - 2.32%
2,748	Mesa Laboratories, Inc.	761,581

Food Retailers and Wholesalers - 2.67%
20,549	Grocery Outlet Holding Corp. *	877,237

Health Care Services - 3.10%
3,457	LHC Group, Inc. *	688,704
2,807	Omnicell, Inc. *	330,665
		1,019,369

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Shares		Value

Home Construction - 2.66%
25,938	Skyline Champion Corp. *	$ 872,295

Home Improvement Retailers - 1.98%
4,135	SiteOne Landscape Supply, Inc. *	652,007

Machinery: Industrial - 0.60%
1,641	Chart Industries, Inc. *	197,100

Medical Equipment - 8.44%
6,595	Repligen Corp. *	1,319,000
7,698	Bio Telemetry, Inc. *	550,099
12,780	BioLife Solutions, Inc. *	484,618
8,693	LeMaitre Vascular, Inc.	417,786
		2,771,503
Medical Services - 3.61%
18,287	NeoGenomics, Inc. *	969,577
1,951	Fulgent Genetics, Inc. *	215,566
		1,185,143
Medical Supplies - 4.74%
11,353	Neogen Corp. *	918,117
5,715	CONMED Corp.	639,508
		1,557,625
Oil: Crude Producers - 0.33%
8,164	Brigham Minerals, Inc. Class A	109,316

Pharmaceuticals - 2.49%
4,879	Heska Corp. *	816,549

Professional Business Support Services - 5.10%
17,010	WNS Holdings Ltd. ADR (India) *	1,142,732
7,100	Maximus, Inc.	532,926
		1,675,658
Restaurants and Bars - 3.87%
8,855	Texas Roadhouse, Inc. *	674,840
10,117	Brinker International, Inc. *	595,689
		1,270,529
Semiconductors - 1.83%
2,389	Silicon Laboratories, Inc. *	313,365
1,945	CMC Materials, Inc.	286,518
		599,883

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Shares		Value

Software - 9.36%
9,451	Pegasystems, Inc.	$ 1,204,530
10,752	Simulations Plus, Inc.	850,913
4,940	Cerence, Inc. *	552,835
3,065	AppFolio, Inc. Class A *	468,363
		3,076,641
Specialty Chemicals - 2.22%
2,788	Quaker Chemical Corp.	730,818

Transaction Processing Services - 4.19%
38,039	Evo Payments, Inc. Class A *	873,375
22,756	Repay Holdings Corp. Class A *	504,045
		1,377,420
Trucking - 3.67%
3,985	SAIA, Inc. *	704,349
31,538	Marten Transport, Ltd.	499,877
		1,204,226

TOTAL FOR COMMON STOCKS (Cost $22,781,071) - 98.52%		$ 32,369,028

SHORT-TERM INVESTMENT - 1.42%
468,114	First American Government Obligation Fund - Class Z 0.03% ** (Cost $468,114)	$ 468,114

TOTAL INVESTMENTS (Cost $23,249,185) *** - 99.94%		$ 32,837,142

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.06%		18,533

NET ASSETS - 100.00%		$ 32,855,675

ADR - American Depositary Receipts.

* Non-income producing securities during the period.

** The rate shown represents the yield at January 31, 2021.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $23,249,185, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)      $9,932,259

Gross Unrealized Depreciation (Tax)          (344,302)

Total                                                         $9,587,957

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2021 (UNAUDITED)

Shares		Value

COMMON STOCKS - 95.57%

Apparel Retailers - 2.42%
5,670	Boot Barn Holdings, Inc. *	$ 324,551

Banks - 5.52%
4,774	Triumph Bancorp, Inc. *	273,741
12,000	Banc of California, Inc.	202,200
10,565	Capstar Financial Holdings, Inc.	153,193
4,371	Veritex Holdings, Inc.	111,723
		740,857
Biotechnology - 4.76%
32,022	Avid Bioservices, Inc. *	467,201
5,993	ANI Pharmaceuticals, Inc. *	171,040
		638,241
Building Materials: Other - 2.43%
12,930	Insteel Industries, Inc.	326,353

Consumer Digital Services - 5.56%
21,539	Magnite, Inc. *	746,111

Containers & Packaging - 1.52%
11,778	Ranpak Holdings, Corp. Class A *	204,231

Cosmetics - 1.67%
10,323	e.l.f. Beauty, Inc. *	224,628

Electronic Equipment: Control and Filter - 5.10%
14,810	NAPCO Security Technologies, Inc. *	383,875
37,990	LiqTech International, Inc. (Denmark) *	300,121
		683,996
Electronic Equipment: Gauges and Meters - 2.64%
1,280	Mesa Laboratories, Inc.	354,739

Electronic Equipment: Other - 2.49%
7,391	Allied Motion Technologies, Inc.	334,443

Home Construction - 2.43
16,385	Green Brick Partners, Inc. *	326,062

Medical Equipment - 14.08%
18,526	BioLife Solutions, Inc. *	702,506
18,170	InfuSystem Holdings, Inc. *	320,155
12,325	iRadimed Corp. *	304,920
6,230	LeMaitre Vascular, Inc.	299,414
4,794	Tactile Systems Technology, Inc. *	261,513
		1,888,508

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Shares		Value

Medical Services - 6.83%
8,299	Fulgent Genetics, Inc. *	$ 916,957

Medical Supplies - 3.61%
3,158	Utah Medical Products, Inc.	273,704
5,681	Anika Therapeutics, Inc. *	210,254
		483,958
Metal Fabricating - 2.36%
1,713	Omega Flex, Inc.	316,905

Oil: Crude Producers - 1.05%
10,518	Brigham Minerals, Inc. Class A	140,836

Pharmaceuticals - 2.80%
2,247	Heska Corp. *	376,058

Restaurants and Bars - 2.15%
6,156	BJ's Restaurants, Inc.	287,731

Semiconductors - 1.58%
6,691	nLight, Inc. *	211,971

Software - 17.91%
6,295	Simulations Plus, Inc.	498,186
16,462	American Software, Inc. Class A	316,235
4,862	QAD, Inc. Class A	315,009
14,936	PDF Solutions, Inc. *	288,564
34,503	Zix Corp. *	281,199
11,671	OneSpan Inc. *	272,168
18,278	Absolute Software Corp. (Canada)	230,851
5,885	Model N, Inc. *	199,972
		2,402,184
Specialty Retailers - 3.25%
3,675	America's Car-Mart, Inc. *	436,517

Telecommunications Equipment - 1.14%
20,553	Genasys, Inc. *	152,914

Transaction Processing Services - 2.27%
10,470	i3 Verticals, Inc. Class A *	303,839

TOTAL FOR COMMON STOCKS (Cost $8,404,497) - 95.57%		$12,822,590

SHORT-TERM INVESTMENT - 4.27%
572,641	First American Government Obligation Fund - Class Z 0.03% ** (Cost $572,641)	$ 572,641

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Value

TOTAL INVESTMENTS (Cost $8,977,138) *** - 99.84%	$13,395,231

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.16%	21,095

NET ASSETS - 100.00%	$13,416,326

* Non-income producing securities during the period.

** The rate shown represents the yield at January 31, 2021.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $8,977,138, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)     $   4,577,391

Gross Unrealized Depreciation (Tax)            (159,298)

Total                                                        $    4,418,093

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG AURUM+ FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

JANUARY 31, 2021 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - 57.84%
92,725	iShares 3-7 Year Treasury Bond ETF	$12,296,262
166,748	iShares 7-10 Year Treasury Bond ETF	19,782,983
		32,079,245

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $32,480,607) - 57.84%		$32,079,245

SHORT-TERM INVESTMENT - 17.80%
9,869,930	First American Government Obligation Fund - Class Z 0.03% ** (Cost $9,869,930)	$ 9,869,930

TOTAL INVESTMENTS (Cost $42,350,537) *** - 75.64%		$41,949,175

OTHER ASSETS IN EXCESS OF LIABILITIES - 24.36%		13,512,857

NET ASSETS - 100.00%		$55,462,032

* Non-income producing securities during the period.

** The rate shown represents the yield at January 31, 2021.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $42,350,537, and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)   $                     -

Gross Unrealized Depreciation (Tax)             (401,362)

Total                                                      $        (401,362)

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG AURUM+ FUND

CONSOLIDATED SCHEDULE OF LONG FUTURES CONTRACT

JANUARY 31, 2021 (UNAUDITED)

Description	Contracts	Expiration	Notional Amount	Value	Unrealized Depreciation**

LONG FUTURES CONTRACTS *
Gold 100 oz Future ***	183	April 2021	$34,155,563	$33,860,490	$ (295,073)
			$34,155,563	$33,860,490	$ (295,073)

* Non-income producing security during the period.

** Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*** Under normal circumstances, the Fund concentrates investments in the precious metals industry because it invests over 25% of its net assets in this industry.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

JANUARY 31, 2021 (UNAUDITED)

Assets:	Small Cap Fund	Micro Cap Fund	RG Aurum+ Fund * (consolidated)
Investments In Securities, At Value (Cost $23,249,185, $8,977,138, and $42,350,537, respectively)	$32,837,142	$13,395,231	$41,949,175
Deposit with Broker for Futures Contracts	-	-	13,728,847
Cash	1,000	-	-
Receivables:
Dividends and Interest	668	388	185
Variation Margin	-	-	166,530
Securities Sold	160,846	125,952	-
Shareholder Subscriptions	95,569	-	15,500
Prepaid Expenses	3,686	2,293	10,757
Total Assets	33,098,911	13,523,864	55,870,994
Liabilities:
Payables:
Advisory Fees	19,907	6,722	62,525
Audit Fees	15,488	13,781	12,605
Securities Purchased	185,086	69,672	-
Other Expenses	22,755	17,363	21,585
Unrealized Depreciation on Futures Contracts	-	-	295,073
Shareholder Redemptions	-	-	17,174
Total Liabilities	243,236	107,538	408,962
Net Assets	$32,855,675	$13,416,326	$55,462,032

Net Assets Consist Of:
Paid In Capital	$22,781,166	$ 4,424,049	$54,540,004
Distributable Earnings	10,074,509	8,992,277	922,028
Net Assets	$32,855,675	$13,416,326	$55,462,032

Institutional Class:

Net Assets	$32,855,675	$13,416,326	$55,462,032
Shares Outstanding (unlimited number of shares authorized with no par value)	1,553,890	809,021	2,658,711**
Net Asset Value, Redemption Price And Offering Price Per Share	$ 21.14	$ 16.58	$ 20.86

* On September 9, 2020, the RG Tactical Market Neutral Fund was renamed RG Aurum+ Fund.

** On September 8, 2020, the RG Aurum+ Fund (fka RG Tactical Market Neutral Fund) underwent a 2:39 for 1 reverse share split.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2021 (UNAUDITED)

Investment Income:	Small Cap Fund	Micro Cap Fund	RG Aurum+ Fund * (consolidated)
Dividends (net of foreign withholding of $0, $0, & $0 respectively)	$ 46,712	$ 53,582	$ 61,598
Interest	137	130	1,877
Total Investment Income	46,849	53,712	63,475

Expenses:
Advisory Fees (Note 5)	148,113	118,834	345,790
Audit Fees	12,238	11,156	11,480
Transfer Agent & Accounting Fees	20,673	15,659	20,858
Registration Fees	1,386	380	4,407
Custody Fees	3,025	2,453	3,349
Insurance Fees	1,847	1,278	1,341
Trustee Fees	629	629	629
Printing Fees	410	368	1,612
NASDAQ Fees	357	357	357
Miscellaneous Fees	478	529	540
Legal Fees	16,379	12,469	33,060
Total Expenses	205,535	164,112	423,423
Advisory Fees Waived (Note 5)	(42,611)	(21,511)	(30,210)
Net Expenses	162,924	142,601	393,213

Net Investment Loss	(116,075)	(88,889)	(329,738)

Realized And Unrealized Gain (Loss) On Investments:
Realized Gain On Investments	1,310,566	6,688,380	5,035,283
Realized Loss On Long Futures Contracts	-	-	(2,399,838)
Net Change In Unrealized Appreciation (Depreciation) On Investments	5,157,914	1,549,461	(402,214)
Net Change In Unrealized Depreciation On Long Futures Contracts	-	-	(295,073)
Net Realized And Unrealized Gain On Investments	6,468,480	8,237,841	1,938,158

Net Increase In Net Assets Resulting From Operations	$ 6,352,405	$8,148,952	$ 1,608,420

* On September 9, 2020, the RG Tactical Market Neutral Fund was renamed RG Aurum+ Fund.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2021	7/31/2020
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (116,075)	$ (158,415)
Net Realized Gain On Investments	1,310,566	2,240,776
Net Change In Unrealized Appreciation (Depreciation) On Investments	5,157,914	(726,631)
Net Increase In Net Assets Resulting From Operations	6,352,405	1,355,730

Distributions Paid To Shareholders	(2,121,872)	(1,634,402)

Capital Share Transactions (Note 8)	3,250,366	(187,081)

Total Increase (Decrease) In Net Assets	7,480,899	(465,753)

Net Assets:
Beginning Of Period/Year	25,374,776	25,840,529

End Of Period/Year	$ 32,855,675	$ 25,374,776

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2021	7/31/2020
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (88,889)	$ (145,376)
Net Realized Gain (Loss) On Investments	6,688,380	(1,557,105)
Net Change In Unrealized Appreciation On Investments	1,549,461	2,315,361
Net Increase In Net Assets Resulting From Operations	8,148,952	612,880

Distributions Paid To Shareholders	-	-

Capital Share Transactions (Note 8)	(12,553,805)	(427,010)

Total Increase (Decrease) In Net Assets	(4,404,853)	185,870

Net Assets:
Beginning Of Period/Year	17,821,179	17,635,309

End Of Period/Year	$ 13,416,326	$ 17,821,179

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG AURUM+ FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2021	7/31/2020
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (329,738)	$ (40,181)
Net Realized Gain (Loss) On Investments	5,035,283	(634,579)
Net Realized Loss On Long Futures Contracts	(2,399,838)	-
Net Change In Unrealized Depreciation On Investments	(402,214)	(45,450)
Net Change In Unrealized Appreciation On Securities Sold Short	-	33,824
Net Change In Unrealized Depreciation On Long Futures Contracts	(295,073)	-
Net Increase (Decrease) In Net Assets Resulting From Operations	1,608,420	(686,386)

Distributions Paid To Shareholders	-	(39,462)

Capital Share Transactions (Note 8)	53,698,884	(2,751,145)

Total Increase (Decrease) In Net Assets	55,307,304	(3,476,993)

Net Assets:
Beginning Of Year/Period	154,728	3,631,721

End Of Year/Period	$ 55,462,032	$ 154,728

* On September 9, 2020, the RG Tactical Market Neutral Fund was renamed RG Aurum+ Fund.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months
	Ended	Years Ended
	1/31/2021	7/31/2020	7/31/2019	7/31/2018	7/31/2017	7/31/2016

Net Asset Value, At Beginning of Period/Year	$ 18.33	$ 17.87	$ 19.68	$ 17.75	$ 16.72	$ 17.69

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.08)	(0.11)	(0.08)	(0.08)	(0.09)	(0.10)
Net Gain On Securities (Realized And Unrealized)	4.32	1.68	0.55	3.44	2.67	0.17
Total From Investment Operations	4.24	1.57	0.47	3.36	2.58	0.07

Distributions:
Realized Gains	(1.43)	(1.11)	(2.28)	(1.43)	(1.55)	(1.04)
Total From Distributions	(1.43)	(1.11)	(2.28)	(1.43)	(1.55)	(1.04)

Net Asset Value, At End Of Period/Year	$ 21.14	$ 18.33	$ 17.87	$ 19.68	$ 17.75	$ 16.72

Total Return **	23.01%(b)	9.26%	5.70%	19.77%	16.01%	0.87%

Ratios/Supplemental Data:
Net Assets At End Of Period/Year (Thousands)	$ 32,856	$25,375	$25,841	$26,917	$23,402	$27,126
Before Waivers
Ratio Of Expenses To Average Net Assets	1.39%(a)	1.42%	1.39%	1.41%	1.41%	1.38%
After Waivers
Ratio Of Expenses To Average Net Assets	1.10%(a)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio Of Net Investment Loss To Average Net Assets	(0.78)%(a)	(0.66)%	(0.47)%	(0.43)%	(0.51)%	(0.65)%
Portfolio Turnover	27.64%(b)	58.92%	67.07%	49.21%	64.06%	51.76%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER MICRO CAP FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months Ended	Years Ended		Period Ended(d)
	1/31/2021	7/31/2020	7/31/2019	7/31/2018

Net Asset Value, At Beginning of Period/Year	$ 10.97	$ 10.45	$ 9.99	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.06)	(0.09)	(0.10)	(0.01)
Net Gain On Securities (Realized And Unrealized)	5.67	0.61	0.59	-***
Total From Investment Operations	5.61	0.52	0.49	(0.01)

Distributions:
Realized Gains	-	-	(0.03)	-
Total From Distributions	-	-	(0.03)	-

Net Asset Value, At End Of Period/Year	$ 16.58	$ 10.97	$ 10.45	$ 9.99

Total Return **	51.14%(b)	4.98%	4.99%	(0.10)%(b)

Ratios/Supplemental Data:
Net Assets At End Of Period/Year (Thousands)	$ 13,416	$ 17,821	$ 17,635	$ 14,666
Before Waivers
Ratio Of Expenses To Average Net Assets	1.73%(a)	1.74%	1.78%	0.59%(c)(b)
After Waivers
Ratio Of Expenses To Average Net Assets	1.50%(a)	1.50%	1.50%	0.22%(c)(b)
Ratio Of Net Investment Loss To Average Net Assets	(0.94)%(a)	(0.89)%	(0.97)%	(0.09)%(c)(b)
Portfolio Turnover	33.71%(b)	45.96%	54.29%	3.05%(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Amount is less than $0.005.

(a) Annualized.

(b) Not annualized.

(c) For period from 06/06/18 to 07/31/18.

(d) Period June 6, 2018 (commencement of investment operations) through July 31, 2018.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RG AURUM+ FUND

INSTITUTIONAL CLASS

CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR.

	(Unaudited)
	Six Months Ended	Year Ended	Period Ended(b)
	1/31/2021	7/31/2020	7/31/2019

Net Asset Value, At Beginning of Period/Year	$ 20.39	$ 24.05	$ 23.88

Income (Loss) From Investment Operations:
Net Investment Loss **	(0.41)	(0.21)	- ****
Net Gain (Loss) On Securities (Realized And Unrealized)	0.88^	(3.30)	0.17
Total From Investment Operations	0.47	(3.51)	0.17

Distributions:
Net Investment Income	-	(0.08)	-
Realized Gains	-	(0.07)	-
Total From Distributions	-	(0.15)	-

Net Asset Value, At End Of Period/Year	$ 20.86	$ 20.39	$ 24.05

Total Return *** ^	2.35%(d)	(14.66)%	0.70%(d)

Ratios/Supplemental Data:
Net Assets At End Of Period/Year (Thousands)	$ 55,462	$ 155	$ 3,632
Before Waivers
Ratio Of Expenses To Average Net Assets	2.13%(c)	4.76%(e)	2.15%(a)(d)
After Waivers
Ratio Of Expenses To Average Net Assets	1.97%(c)	3.26%(f)	0.16%(a)(d)
Ratio Of Net Investment Loss To Average Net Assets	(1.66)%(c)	(0.94)%	(0.03)%(a)(d)
Portfolio Turnover	138.59%(d)	286.01%	0.00%(d)

* On September 9, 2020, the RG Tactical Market Neutral Fund was renamed RG Aurum+ Fund.

** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

**** Amount is less than $0.005.

***** On September 8, 2020, shares of Aurum+ Fund were adjusted to reflect a 2.39 for 1 reverse share split and accordingly, the Net Asset Value for each period have been restated to reflect such reverse share split.  Please refer to Note 14 for additional information.

^ The amount of net realized and unrealized gain on investment per share for the six months ended January 31, 2021 does not accord with the amounts in the Statement of Operations due to a 2.39 for 1 reverse share split that occurred on September 8, 2020.

(a) For period from 07/01/19 to 07/31/19.

(b) Period July 1, 2019 (commencement of investment operations) through July 31, 2019.

(c) Annualized

(d) Not annualized

(e) Expenses before waivers (excluding interest expense of 0.19% and dividend expense of 1.08%) was 3.49%.

(f) Expenses after waivers (excluding interest expense of 0.19% and dividend expense of 1.08%) was 1.99%.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2021 (UNAUDITED)

Note 1. Organization

Ranger Funds Investment Trust (the “Trust”), is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board”).  The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of three series: Ranger Small Cap Fund, Ranger Micro Cap Fund, and RG Aurum+ Fund (formerly the RG Tactical Market Neutral Fund) (individually “the Fund” and collectively the “Funds”). Ranger Small Cap Fund (“Small Cap Fund”) is a diversified portfolio with an investment objective to seek long-term capital appreciation. Ranger Micro Cap Fund (“Micro Cap Fund”) is a diversified portfolio with an investment objective to seek long-term capital appreciation. RG Aurum+ Fund (“Aurum+ Fund”) is a non-diversified portfolio with an investment objective to seek long-term capital appreciation.  The Aurum+ Fund Institutional Class commenced investment operations on July 1, 2019.  Each Fund has Institutional Class Shares and Investor Class Shares; however, the Funds do not currently offer their Investor Class shares for sale. The Declaration of Trust permits the Board to create additional funds and share classes.

Ranger Investment Management, L.P. (“Ranger Investment”) serves as investment adviser to Small Cap Fund and Micro Cap Fund. RG Alts, L.P. (“RG Alts”) serves as investment adviser to the Aurum+ Fund. Ranger Investment, and RG Alts, are each referred to as an “Adviser,” and collectively as the “Advisers.”

Note 2.  Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Fund-level income and expenses, and realized and unrealized capital gains and losses are allocated to each share class based on their relative net asset within the Funds. Class-specific expenses are allocated to that share class. Trust expenses for the Funds are allocated based on their relative net asset within the Trust or allocated based on the number of Funds within the Trust.

Security Valuations: All investments in securities, including securities sold short, are recorded at their estimated fair value, as described in Note 4.

Short Sales of Investments: Aurum+ Fund may engage in short sales of securities to realize appreciation when a security that the Aurum+ Fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense for short sales in the Statement of operations. While the short position is open, the fund will post cash or liquid assets at least equal in value to the fair value of the securities sold short. While the short position is open, the fund will post cash or liquid assets at least equal in an amount which corresponds to (i) the internal policies of the broker lending the applicable securities, and additionally (ii) Regulation T of the Board of Governors of the Federal Reserve System, FINRA Rule 4210, Regulation X of the Board of Governors of the Federal Reserve System and other applicable regulatory requirements. Interest related to the loan is included in interest expense for short sales in the Statement of operations. All collateral is marked to market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Short positions, if any, are reported at value and listed after the fund’s portfolio. At the close of the reporting period, January 31, 2021, the Aurum+ Fund did not hold any securities sold short and held no deposit with broker or collateral for securities sold short.

Federal Income Taxes: The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2020) or expected to be taken in the Funds’ 2021 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended January 31, 2021, the Funds did not incur any interest or penalties.

For tax purposes, RG Gold+ SPV, Ltd. is an exempted Cayman Islands investment company. RG Gold+ SPV, Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, RG Gold+ SPV, Ltd. is a Controlled Foreign Corporation and as such is not

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

subject to U.S. income tax. However, a portion of RG Gold+ SPV, Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  For financial reporting purposes the treatment of distributions made to shareholders during the year from net investment income, net realized capital, or return of capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.

Return of Capital Estimates:  Distributions received from a Fund’s investments in Real Estate Investments Trusts (“REITs”) and Master Limited Partnerships (“MLPs”), generally are comprised of income and return of capital. The respective Fund records investment income and return of capital based on estimates. Such estimates are based on historical information available from each REIT, each MLP and other industry sources. These estimates may subsequently be revised based on information received from REITs and MLPs after their tax reporting periods are concluded.

Share Valuation:  The net asset value per share of each class of shares for Small Cap Fund, Micro Cap Fund, and Aurum+ Fund are calculated daily by dividing the total value of each Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of Small Cap Fund, Income and Growth Fund, Micro Cap Fund, and Aurum+ Fund is equal to the net asset value per share.

Share Class Accounting:  Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Each class of shares has proportionate rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares are subject to distribution fees, whereas Institutional Class shares are not.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Translation of Foreign Currency: Assets and liabilities denominated in foreign currencies are translated into United States dollar amounts at the daily exchange rates.  Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into United States dollar amounts on the transaction date.  Adjustments arising from foreign currency transactions are reflected in the statement of operations.

The Funds do not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held.  Such fluctuations are included in net realized and unrealized gain on investments in the statement of operations.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds’ that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

Note 3. Risks

Micro, Small and Medium Capitalization Risk:  Micro, small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.  The prices of securities of micro, small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies.  Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Foreign Exchange Rate Risk:  Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity Risk:  Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Micro Cap Fund: An investment in the Micro Cap Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Micro Cap Fund include, but are not limited to:

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Micro Cap Company Risk; Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Micro Cap Fund portfolio invests in micro capitalization companies, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Liquidity Risk: Some micro cap securities may have few market-makers and low trading volume, which can increase transaction costs and may make it difficult or impossible for the Micro Cap Fund to dispose of a security position at all or at a price which represents current or fair market value.

ETF Tracking Risk:  Investment in the Micro Cap Fund should be made with the understanding that the passive ETFs in which the Micro Cap Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which the Micro Cap Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs' ability to track their applicable indices.

A number of other risks are associated with an investment in the Micro Cap Fund, including: issuer specific risks, liquidity risks, and risks associated with the Investment Advisor’s judgment. Greater detail on each of the above stated risks may be found in the Fund’s prospectus.

Small Cap Fund: An investment in the Small Cap Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Small Cap Fund include, but are not limited to:

Small Cap Company Risk: Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Small Cap Fund portfolio invests in small capitalization companies, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Liquidity Risk: Some small cap securities may have few market-makers and low trading volume, which can increase transaction costs and may make it difficult or impossible for the Small Cap Fund to dispose of a security position at all or at a price which represents current or fair market value.

A number of other risks are associated with an investment in the Small Cap Fund, including: issuer specific risks, liquidity risks, and risks associated with the Investment Advisor’s judgment. Greater detail on each of the above stated risks may be found in the Fund’s prospectus.

Aurum+ Fund: An investment in the Aurum+ Fund is subject to a variety of risks, including the possible loss of investment capital. Additional risks associated with the Aurum+ Fund include, but are not limited to:

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Concentration in Precious Metals Industry. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry. Fluctuations in the price of gold or other precious metals often dramatically affect the profitability of companies in the precious metals industry.

Cryptocurrency Risk. Cryptocurrency (notably, Bitcoin), often referred to as "virtual currency" or "digital currency," operates as a decentralized, peer-to-peer financial exchange and value storage that is used like money. The Fund may have exposure to Bitcoin, a cryptocurrency, indirectly through an investment in an investment vehicle. Cryptocurrencies operate without central authority or banks and is not back by any government.  Cryptocurrencies may experience very high volatility and related investment vehicles may be affected by such volatility.  Cryptocurrency is not legal tender. Federal, state or foreign governments may restrict the use and exchange of cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware.

ETF Risk.  ETFs are subject to investment advisory or management fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and/or other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Fund’s adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance.

Futures Risk.  The Fund's use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.

Non-Diversification Risk. A non-diversified fund's greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single investment may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

A number of other risks are associated with an investment in the Aurum+ Fund, including: issuer specific risks, liquidity risks, and risks associated with the Investment Advisor’s judgment. Greater detail on each of the above stated risks may be found in Aurum+ Fund’s prospectus.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Note 4. Security Valuations

As described in Note 2, all investments are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, preferred stock, exchange traded funds and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisers believe such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the Advisers determine that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when illiquid securities are being valued, such securities are valued at fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees and are categorized as Level 3.

Money market funds are generally priced at the ending NAV provided by service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

Derivative instruments (future contracts) - Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

The following table presents information about the Small Cap Fund’s investments measured at fair value as of January 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$32,369,028	$ -	$ -	$32,369,028
Short-Term Investment	468,114	-	-	468,114
Total	$32,837,142	$ -	$ -	$32,837,142

The following table presents information about the Micro Cap Fund’s investments measured at fair value as of January 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$12,822,590	$ -	$ -	$12,822,590
Short-Term Investment	572,641	-	-	572,641
Total	$13,395,231	$ -	$ -	$13,395,231

The following tables presents information about the Aurum+ Fund’s investments measured at fair value as of January 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 32,079,245	$ -	$ -	$ 32,079,245
Short-Term Investment	9,869,930	-	-	9,869,930
Total	$ 41,949,175	$ -	$ -	$ 41,949,175

Other Financial Instruments
Categories	Level 1	Level 2	Level 3	Fair Value

Futures Contracts	$ 166,530	$ -	$ -	$ 166,530
Total	$ 166,530	$ -	$ -	$ 166,530

The Funds did not hold any Level 2 or Level 3 assets as of January 31, 2021.  Therefore a reconciliation of assets in which significant unobservable inputs were used in

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments.  The Funds also did not have transfers into or out of Level 1, Level 2 or Level 3 during the six months ended January 31, 2021.  The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period.

Note 5. Derivative Transactions

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities for the Aurum+ Fund as of January 31, 2021 was as follows:

Assets	Commodity Contracts
Futures Contracts (commodity risk)	$ 166,530
Total	$ 166,530

Liabilities	Commodity Contracts
Unrealized Depreciation on Futures Contracts	$ (295,073)
Total	$ (295,073)

The effect of derivative instruments on the Statements of Operations for the Aurum+ Fund for the six months ended January 31, 2021 and related activity was as follows:

Type of Derivative	Realized Loss	Change in Unrealized Depreciation	Total
Long Futures Contracts	$ (2,399,838)	$ (295,073)	$ (2,694,911)
	$ (2,399,838)	$ (295,073)	$ (2,694,911)

The Aurum+ Fund considers the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of its derivative activities during the six months ended January 31, 2021.

Average Notional Amount	Commodity Contracts
Long Futures Contracts	$ 31,275,084

The Aurum+ Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities, which require that the Aurum+ Fund disclose: a) how and why an entity uses derivative instruments and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Aurum+ Fund may buy or sell futures to increase exposure to the market, hedge market exposure of an existing portfolio, or decrease overall market exposure. The Adviser may invest in futures in this way to achieve a desired portfolio exposure.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Consolidation of Subsidiary – The consolidated financial statements of the Aurum+ Fund include the accounts of RG Gold+ SPV, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”). All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in the Subsidiary, which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The Subsidiary commenced operations on September 8, 2020 and is an exempted Cayman Islands company with limited liability. As of January 31, 2021, the Aurum+ Fund’s investment in the Subsidiary was valued at $13,600,304.

Note 6. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Management Agreements (“Management Agreements”) between the applicable Adviser and the Trust, Ranger Investment is entitled to investment advisory fees, computed daily and payable monthly, of 1.00% per annum of the average daily net assets of Small Cap Fund.  Pursuant to the Management Agreement, Ranger Investment is entitled to investment advisory fees, computed daily and payable monthly, of 1.25% per annum of the average daily net assets of Micro Cap Fund. Pursuant to the Management Agreement, RG Alts is entitled to investment advisory fees, computed daily and payable monthly, of 1.75% per annum of the average daily net assets of Aurum+ Fund. For the six months ended January 31, 2021, the Advisers earned $148,113, $118,834, and $345,790 from the Small Cap Fund, Micro Cap Fund, and Aurum+ Fund, respectively. For the six months ended January 31, 2021, the Advisers waived $42,611, $21,511, and $30,210 in fees from the Small Cap Fund, Micro Cap Fund, and Aurum+ Fund, respectively. At January 31, 2021, the Advisers were owed $19,907, $6,722, and $62,525, from the Small Cap Fund, Micro Cap Fund and Aurum+ Fund, respectively.

Ranger Investment has entered into an Expense Limitation Agreement with the Trust (the “Expense Limitation Agreements”), whereby the Adviser has agreed to reduce its fees and reimburse expenses so that the net annual operating expenses (exclusive of any Rule 12b-1 fees, acquired fund fees and expenses, distribution or shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) of Small Cap Fund will not exceed 1.10% of average daily net assets until November 30, 2021.  Ranger Investment has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2021, to ensure that total annual Micro Cap Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. RG Alts has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2021, to ensure that total annual Aurum+ Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, dividend expenses, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.99% of average daily net assets.  Each Adviser may recoup any waived or reimbursed amount from each respective Fund pursuant to these Expense Limitation Agreements if such reimbursement does not cause the respective Fund to exceed existing expense limitations and the reimbursement is made within three years after the respective adviser incurred the expenses.  As of July 31, 2020, Ranger

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Investment is entitled to recapture $224,907 in expenses pursuant to the Expense Limitation Agreement from the Small Cap Fund.  As of July 31, 2020, Ranger Investment is entitled to recapture $108,046 in expenses pursuant to the Expense Limitation Agreement from the Micro Cap Fund. As of July 31, 2020, RG Alts is entitled to recapture $95,320 in expenses pursuant to the Expense Limitation Agreement from the Aurum+ Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Micro Cap Fund	Aurum+ Fund
July 31, 2018	July 31, 2021	$ 77,063	$ 23,854	N/A
July 31, 2019	July 31, 2022	$ 70,628	$ 44,666	$ 31,287
July 31, 2020	July 31, 2023	$ 77,216	$ 39,526	$ 64,033

Each Trustee who is not affiliated with the Trust and/or the Advisers will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings.   The “interested person” who serves as Trustee of the Trust receives no compensation for his services as a Trustee.  None of the executive officers receive compensation from the Trust.

Note 7. Agreements

Transfer Agent Agreement and Accounting Services Agreement:  Mutual Shareholder Services, LLC (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agent Agreement with the Trust. Under the Transfer Agent Agreement, MSS provides all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to an Accounting Services Agreement with the Trust.   As such, MSS provides all necessary administration, bookkeeping and pricing services to each Fund.

For the services rendered to the Funds pursuant to the Transfer Agent Agreement and Accounting Services Agreement, each Fund pays MSS an annual fee based on the average net asset value of the Fund. Each Fund receives a discount depending on the net assets of the Fund. For the six months ended January 31, 2021, the Small Cap Fund, Micro Cap Fund, and Aurum+ Fund incurred $20,673, $15,659, and $20,858 in Transfer Agent and Accounting fees, respectively. As of January 31, 2021, the Small Cap Fund, Micro Cap Fund, and Aurum+ Fund owed $3,444, $2,390, and $3,933 in Transfer Agent and Accounting fees, respectively.  The Transfer Agent and Accounting fees are included in the Other Expenses Liability.

12b-1 Plan and Distribution Agreement: The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan permits Investor Class shares of each Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by each Fund’s Investor Class is 0.25% of its respective average daily net assets. Institutional Class shares of the Funds are not subject to a 12b-1 fee and do not have a Rule 12b-1 plan. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Arbor Court Capital, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement").  Prior to November 10, 2019, Foreside Fund Services, LLC served as the principal underwriter and national distributor for the shares of the Trust.  Prior to November 10, 2017, Rafferty Capital Markets, LLC served as the principal underwriter and national distributor for the shares of the Trust.  The Trust and the Advisers are not affiliated with the Distributor, Foreside Fund Services, LLC or Rafferty Capital Markets, LLC.

Note 8. Capital Share Transactions

At January 31, 2021, there were unlimited shares authorized at no par value for the Trust (which includes the Small Cap Fund, Micro Cap Fund, and Aurum+ Fund).  Paid in capital for the six months ended January 31, 2021 amounted to $22,781,166, $4,424,049, and $54,540,004 for the Small Cap Fund, Micro Cap Fund, and Aurum+ Fund, respectively.  The following table summarizes transactions in capital for each respective period or year:

Small Cap Fund – Institutional Class	Six Months Ended January 31, 2021		Year Ended July 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	268,101	$ 5,187,570	336,306	$ 5,630,704
Shares Reinvested	59,476	1,273,375	58,592	999,000
Shares Redeemed	(157,984)	(3,210,579)	(456,227)	(6,816,785)
Net Increase (Decrease)	169,593	$ 3,250,366	(61,329)	$ (187,081)

Micro Cap Fund – Institutional Class	Six Months Ended January 31, 2021		Year Ended July 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	80,655	$ 1,226,519	51,227	$ 523,564
Shares Reinvested	-	-	-	-
Shares Redeemed	(895,853)	(13,780,324)	(114,199)	(950,574)
Net Decrease	(815,198)	$(12,553,805)	(62,972)	$(427,010)

Aurum+ Fund – Institutional Class	Six Months Ended January 31, 2021		Year Ended July 31, 2020
	Shares	Amount	Shares	Amount
Shares Sold	2,814,457	$ 56,955,462	363,634	$ 3,636,702
Shares Reinvested	-	-	3,942	39,462
Shares Redeemed	(173,863)	(3,256,578)	(710,208)	(6,427,309)
Net Increase (Decrease)	2,640,594	$ 53,698,884	(342,632)	$(2,751,145)

The Small Cap Fund, Micro Cap Fund, and Aurum+ Fund have not issued Investor Class shares.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Note 9. Investments

Small Cap Fund

For the six months ended January 31, 2021, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $8,775,135 and $7,823,031, respectively.

Micro Cap Fund

For the six months ended January 31, 2021, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $5,703,295 and $18,219,001, respectively.

Aurum+  Fund

For the six months ended January 31, 2021, the cost of purchases and the proceeds from sales, other than U.S. Government securities, short-term securities and futures, aggregated $56,045,934 and $28,888,756, respectively.

Note 10. Federal Income Taxes

Small Cap Fund

During the six months ended January 31, 2021, a long-term capital gain distribution of $1.425561 per share was paid on December 28, 2020, for shareholders on record as of December 27, 2020, for a total distribution of $2,121,872.

The tax character of distributions paid during the six months ended January 31, 2021, was as follows:

Capital Gain

$ 2,121,872

During the year ended July 31, 2020, a long-term capital gain distribution of $1.11129 per share was paid on December 27, 2019, for shareholders on record as of December 26, 2019, for a total distribution of $1,634,402.

The tax character of distributions paid during the year ended July 31, 2020, was as follows:

Capital Gain

$ 1,634,402

As of July 31, 2020, for tax purposes the Small Cap Fund’s undistributed net investment loss was $20,980 and its accumulated net realized gain on investments is $1,824,392. The Small Cap Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.  In addition, the Small Cap Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.  These reclassifications have no effect on net assets or net asset values per share.  Accordingly, during the year ended July

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

31, 2020, amounts have been reclassified to reflect an increase in distributable earning of $120,924, and a corresponding decrease in accumulated paid in capital of $120,924.

Micro Cap Fund

No distributions were paid during the six months ended January 31, 2021 and year ended July 31, 2020.

As of July 31, 2020, for tax purposes the Micro Cap Fund’s undistributed net investment loss was $17,752, and its net accumulated net realized loss was $631,173.  Additionally, the Micro Cap Fund has elected to defer 2019 post October capital losses of $1,103,179.  The Micro Cap Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.  In addition, the Micro Cap Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.  These reclassifications have no effect on net assets or net asset values per share.  Accordingly, during the year ended July 31, 2020, amounts have been reclassified to reflect an increase in distributable earning of $143,664, and a corresponding decrease in accumulated paid in capital of $143,664, which primarily resulted from net operating losses.

Aurum+ Fund

No distributions were paid during the six months ended January 31, 2021.

During the year ended July 31, 2020, an ordinary income distribution of $0.03457 per share, a long-term capital gain distribution of $0.00005 per share, and a short-term capital gain distribution of $0.02889 per share, was paid on December 27, 2019, for shareholders on record as of December 26, 2019, for a total distribution of $39,462.

The tax character of distributions paid during the year ended July 31, 2020, was as follows:

Ordinary Income

$ 39,431

Capital Gain

$        31

As of July 31, 2020, for tax purposes the Aurum+ Fund’s undistributed net investment loss was $30,911, and its net accumulated net realized loss was $18,002. Additionally, the Aurum+ Fund has elected to defer 2019 post October capital losses of $638,006. The Aurum+ Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.  In addition, the Aurum+ Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.  These reclassifications have no effect on net assets or net asset values per share.  Accordingly, during the year ended July 31, 2020, amounts have been reclassified to reflect an increase in distributable earning of $27,455, and a corresponding decrease in accumulated paid in capital of $27,455, which primarily resulted from net operating losses.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Note 11. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of January 31, 2021, R. E. Smith Sub S Trust held approximately 36.72% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund. As of January 31, 2021, Dortmund Ltd. held approximately 54.13% of the voting securities of the Micro Cap Fund and may be deemed to control the Micro Cap Fund. As of January 31, 2021, Charles Schwab & Co., Inc. held in omnibus accounts for the benefits of others, approximately 60.49% of the voting securities of the Aurum+ Fund and may be deemed to control the Aurum+ Fund. As of January 31, 2021, National Financial Services, LLC. held in omnibus accounts for the benefits of others, approximately 30.72% of the voting securities of the Aurum+ Fund and may be deemed to control the Aurum+ Fund. However, the above ownership does not constitute control with respect to the SEC's auditor independence rules.

Note 12. Market Risk

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

RANGER FUNDS INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Note 13.  Underlying Investment In Other Investment Companies

The Small Cap Fund, Micro Cap Fund, and Aurum+ Fund invested a portion of their assets in First American Government Obligations Fund – Class Z.  The performance of the Funds will be directly affected by the performance of this asset. The financial statements of First American Government Obligations Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of January 31, 2021, the percentage of the Small Cap Fund, Micro Cap Fund, and Aurum+ Fund’s net assets invested in First American Government Obligations Fund – Class Z was 1.42%, 4.27%, and 17.80%, respectively. As of January 31, 2021, the percentage of the Aurum+ Fund’s net assets invested in iShares 7-10 U.S. Treasury ETF was 35.67%.

Note 14. Additional Information

On September 8, 2020, shares of Aurum+ Fund were adjusted to reflect a reverse share split. The effect of the reverse share split decreased the number of shares outstanding and increased the net asset value per share. The reverse share split had no impact on the net assets of the Aurum+ Fund or the value of a shareholder’s investment in the Aurum+ Fund. A summary of the reverse share split is as follows:

Fund	Effective Date	Rate	Net Asset Value Per Share Before Split	Net Asset Value Per Share After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Aurum+ Fund	9/8/2020	2.3879404069:1	8.38	20.00	26,385.612	11,049.527

Note 15. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events required disclosure.

RANGER FUNDS INVESTMENT TRUST

EXPENSE ILLUSTRATION

JANUARY 31, 2021 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur ongoing costs, which typically consist of management fees, 12b-1 fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, August 1, 2020 through January 31, 2021 for Ranger Small Cap Fund, Ranger Micro Cap Fund, and RG Aurum+ Fund.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Ranger Small Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2020	January 31, 2021	August 1, 2020 to January 31, 2021

Actual	$1,000.00	$1,230.09	$6.18
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

RANGER FUNDS INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

Ranger Micro Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2020	January 31, 2021	August 1, 2020 to January 31, 2021

Actual	$1,000.00	$1,511.39	$9.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.64	$7.63

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

RG Aurum+ Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2020	January 31, 2021	August 1, 2020 to January 31, 2021

Actual	$1,000.00	$1,023.46	$10.05
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.27	$10.01

* Expenses are equal to the Fund's annualized expense ratio of 1.97%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

RANGER FUNDS INVESTMENT TRUST

TRUSTEES & OFFICERS

JANUARY 31, 2021 (UNAUDITED)

 Information about Trustees and Officers who are “interested persons” of the Trust as defined under the 1940 Act, and each officer of the Trust, including their principal occupations during the past five years, is as follows:

Name, Address* and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex *** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Jason Christopher Elliott Year of Birth: 1970	Trustee, Chairman (since September 2011)	Manager, Ranger Capital Group, L.L.C. (since 2005).	3	None
Kenneth Scott Canon Year of Birth: 1962	President (since September 2011)	President, Ranger Capital Group Holdings, L.P. (since 2001)	N/A	N/A
Nimrod Hacker Year of Birth: 1968	Secretary (since September 2011)	General Counsel, Ranger Capital Group Holdings, L.P. (since 2001)	N/A	N/A
Joseph W. Thompson Year of Birth: 1959	Treasurer (since September 2011)	COO/CFO, Ranger Capital Group Holdings, L.P. (since 2002)	N/A	N/A
Mark Hasbani Year of Birth: 1988	Chief Compliance Officer (since June 2018)

Deputy Chief Compliance Officer, Ranger Capital Group Holdings, L.P. (since October 2017 to Present)

Senior Associate, Blue River Partners, LLC, a compliance consulting firm for investment advisers (January 2016 to June 2017)

Credit Risk Officer, State Street (May 2015 to November 2015)

Compliance Analyst, State Street (November 2014 to May 2015)

Law Clerk, Donoghue, Barrett & Singal (October 2013 to August 2014)

Information about Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address* and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Curtis A. Hite Year of Birth: 1969	Independent Trustee (since September 2011)	CEO, Improving Holdco, Inc. (since July 2018) and CEO, Improving Holdings LLC (2007- July 2018), a technology consulting company.	3	None
Benjamin C. Bell, Jr. Year of Birth: 1959	Independent Trustee (since March 2014)	Managing Member, William K. Woodruff & Co, LLC, a registered investment adviser (2009-present); CEO, Christmas Morning Interests, Inc., a consulting company (1997-present); President, Southwest Region, The Signatry, a non-profit Christian foundation (2018-2020).	3	None
Larrie A. Weil Year of Birth: 1944	Independent Trustee, Since November 2020	Principal, Weil Capital Advisors (Since 2011)	3	None

* The address for each Trustee is c/o Ranger, 2828 N. Harwood Street, Suite 1900, Dallas, Texas 75201.

** The term of office for each Trustee and Officer listed above will continue indefinitely.

** *The term “Fund Complex” refers to Ranger Funds Investment Trust.

RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION

JANUARY 31, 2021 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Form N-PORT’s are available on the SEC’s website at http://sec.gov.  You may also obtain copies by calling the Funds at 1-866-458-4744.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-866-458-4744.

Shareholder Meeting

RG Aurum+ Fund – August 3, 2020 Consent of Shareholders

On August 3, 2020, the Trust received approval by written consent of shareholders of the Aurum+ Fund (fka RG Tactical Market Neutral Fund) representing a majority of the outstanding voting securities of the Aurum+ Fund to change the industry concentration policy and diversification policy of the Aurum+ Fund.   Because there was written approval from a majority of the then outstanding voting securities of the Aurum+ Fund, the Trust distributed the attached Information Statement, and no shareholder meeting was required.

Renewal of Advisory Agreements

The Board considered the renewal of an advisory agreement with Ranger Investment, Small Cap Fund's and Micro Cap Fund’s investment adviser and considered the renewal of an advisory agreement with RG Alts, Aurum+ Fund’s investment adviser, at a meeting held September 29, 2020. The Trustees review included, but was not limited to the following factors: (i) the investment performance of a fund and its adviser; (ii) the nature, extent and quality of the services provided by the adviser to a fund; (iii) the cost of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with a fund; (iv) the extent to which economies of scale will be realized as a fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of fund shareholders. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee

RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

may have afforded different weight to the various factors in reaching his conclusions with respect to the advisory agreements.

Small Cap Fund and Micro Cap Fund – Agreement with Ranger Investment Management, LP

The Trustees reviewed the advisory agreement and 15(c) questionnaire materials supplied by Ranger Investment regarding its advisory agreement with the Trust on behalf of Small Cap Fund and Micro Cap Fund.

Nature, Extent and Quality of Services. The Board considered its experience in working with Ranger Investment noting that the portfolio management team was responsive to the Board and its requests. They considered the experience and capabilities of the key personnel servicing the Funds noting that Ranger Investment continued to maintain quality personnel and research processes. The Trustees noted that senior personnel of Ranger Investment was available to the Trustees and served as officers to the Trust, Taking into account the personnel involved in servicing the Funds, as well as the materials and services provided the Trustees agreed that Ranger Investment had the ability to continue to provide quality services to the Funds and its shareholders.

Performance.

Small Cap Fund. The Trustees noted that Small Cap Fund outperformed its Morningstar category for the 1-year period, while modestly underperforming its Morningstar Category for the 3-year period. The Trustees noted that Small Cap Fund had outperformed its peer group and Morningstar Category over the 5-year period, but underperformed its peer group over the 1-year and 3-year periods. The Trustees further noted that Small Cap Fund outperformed its benchmark over all periods presented. The Trustees considered the advisor’s explanation about the factors impacting Small Cap Fund’s performance, noting technology, producer durables and consumer discretionary sectors provided the largest positive performance while energy, financial services and consumer staples detracted from Small Cap Fund’s performance. The Trustees determined that Small Cap Fund’s performance was not unreasonable.

Micro Cap Fund. The Trustees noted that Micro Cap Fund underperformed its Morningstar category, benchmark, and peer group for the 1-year period. The Trustees further noted that Micro Cap Fund had significantly outperformed its benchmark index since Micro Cap Fund’s inception of June 6, 2019, performing +4.58% and -0.68% for Micro Cap Fund and the Russell Microcap Growth Index, respectively. The Trustees considered the advisor’s explanation about the factors impacting Micro Cap Fund’s performance, noting technology and materials & processing sectors provided the largest outperformance relative to their index components while healthcare, consumer discretionary and producer durables detracted from Micro Cap Fund’s performance. The Trustees considered that the Fund was showing strong absolute performance since inception and determined that Micro Cap Fund’s performance was not unreasonable.

Fees and Expenses.

Small Cap Fund. The Trustee’s noted that Ranger Investment’s advisory fee for Small Cap Fund was 1.00% before waiver and 0.68% after waiver, further noting that the advisor contractually agreed to limit the Fund’s total operating expenses to 1.10%. They compared the

RANGER FUNDS INVESTMENT TRUST

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2021 (UNAUDITED)

advisory fee to that of the Fund’s peer group and Morningstar category and noted that although the advisory fee was higher than the peer group median of 0.83% and the Morningstar category median of 0.82%, it was within the range of both. The Trustees further considered that the Fund’s net expense ratio, after waiver, was lower than the average expense ratio of the peer group of 1.12% and lower than the Morningstar category average expense ratio of 1.14%. The Trustees considered the advisor’s assertion that although the Fund’s fees was among the higher fees charged by the advisor, those other accounts were, on average, significantly larger than the Fund, and were separate accounts, not pooled vehicles, requiring fewer services. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Micro Cap Fund. The Trustees noted that Ranger Investment’s advisory fee for Micro Cap Fund is 1.25% before waiver and 0.81% after waiver, further noting that the advisor contractually agreed to limit the Fund’s total operating expenses to 1.50%. They compared the advisory fee to that of a peer group and Morningstar category and noted that the advisory fee was higher than the peer group median of 1.18% and Morningstar category median of 0.82%. The Trustees further considered that the Fund’s net expense ratio was higher than the average expense ratio of the peer group. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Ranger Investment and noted that the advisor realized a reasonable profit margin in connection with its advisory agreement and relationship with Small Cap Fund but agreed that such profits were modest in terms of actual dollars and in light of the time and effort necessary to manage a mutual fund. The Trustees further noted that the advisor also realized a net profit in connection with its advisory agreement and relationship with Micro Cap Fund. The Trustees considered that the advisor had waived advisory fees over the past twelve months for Small Cap Fund and Micro Cap Fund. The Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees discussed economies of scale, noting that each Fund is marketed and distributed on both an institutional and a retail basis, but had not yet achieved significant growth nor the resulting economies of scale. The Trustees noted that the advisor did not have plans to change the fee structure of either Fund in the near future.

Conclusion. Having requested and received such information from Ranger Investment as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of the Trust and shareholders of each Fund.

RG Aurum+ Fund – Agreement with RG Alts, LP

The Trustees reviewed the advisory agreement and 15(c) questionnaire materials supplied by RG Alts (fka RG Liquid Alts, LP) regarding its advisory agreement with the Trust on behalf of the Aurum+ Fund.

Nature, Extent and Quality of Services. The Trustees considered their experience in working with RG Alts noting that the advisor’s management team was very responsive to the Board and its requests. They noted the advisor’s willingness to reevaluate the Fund’s strategy and recommend changes when appropriate The Trustees noted that RG Alts reported no

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material compliance violations or pending or active litigation. Taking into account the personnel involved in servicing the Fund, the Board expressed satisfaction with the quality of the services provided.

Performance. The Trustees noted that Aurum+ Fund underperformed its Morningstar category, benchmark, and peer group for the 1-year period. The Trustees considered the advisor’s explanation regarding factors impacting the Fund’s performance, noting the impact of COVID-19 on the Fund’s performance and the subsequent change to the Fund’s investment strategy to investments in precious metals and cryptocurrency resulting in the selection of a new peer group.

Fees and Expenses. The Trustee’s noted that RG Alt’s advisory fee for Aurum+ Fund was 1.75% before waiver and 0.14% after waiver. They compared the advisory fee to that of the Fund’s proposed peer group and proposed Morningstar category and noted the advisory fee was higher than the peer group median of 0.74% and the Morningstar category median of 0.73%. The Trustees further considered that the Fund’s net expense ratio was higher than the average expense ratio of the peer group of 1.05% and the Morningstar category average expense ratio of 1.35%. The Trustees considered the advisor’s assertion that although the Fund’s fees were the higher than fees charged by the peers, Aurum+ Fund was actively managed which was the primary reason for the above average fees as it relates to the proposed peer group. They also considered the advisor’s assertion that most of the other funds in the category and peer group were larger than the Fund and had reached appreciable economies of scale. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the advisor and noted that RG Alts realized a loss in connection with the advisory agreement with Aurum+ Fund, further noting that the advisor waived a portion of its advisory fee. The Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale. The Trustees discussed economies of scale, noting that the Fund is marketed and distributed wholesale to retail investment advisors and other registered representatives. The Trustees noted that the advisor was unsure when economies of scale would be reached but would revisit the topic in the future.

Conclusion. Having requested and received such information from RG Alts as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of the Trust and shareholders of the Fund.

Interim and New Advisory Agreements with Ranger Investment Management, L.P.

On December 31, 2020, Ranger Investment closed on a transaction that resulted in a change in control, as defined under the 1940 Act.  The 1940 Act states that a change in control of an investment adviser causes the adviser’s advisory agreement to be “assigned,” which results in the automatic termination of the agreement by the agreement’s terms as required by the 1940 Act.  In anticipation of this change of control, the Board held a meeting on November 6, 2020, including a majority of the Trustees who are not interested persons of the Trust or Ranger Investment.  At

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the meeting, such Trustees approved (i) an interim advisory agreement the Trust, on behalf of the Small Cap Fund and Micro Cap Fund, and Ranger Investment (the “Interim Advisory Agreement”) as permitted by Rule 15a-4 under the 1940 Act, which took effect upon the completion of the transaction on December 31, 2020, and (ii) a new advisory agreement (the “New Advisory Agreement”), to take effect upon shareholder approval.  The Interim Advisory Agreement and New Advisory Agreement are identical in all material respects to those of the original advisory agreement in effect prior to the change of control transaction, except for the date of execution, effectiveness, and termination.

A shareholder meeting is currently scheduled for March 22, 2021 relating to shareholder approval of (i) the change of control transaction relating to Ranger Investment, and (ii) approval of the New Advisory Agreement.

In considering the Interim Advisory Agreement and the New Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below. In their deliberations considering the New Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services. The Board considered the collective experience, tenure, and capabilities of the key personnel that would service the Funds, noting that Ranger continued to invest in personnel and research processes. The Board discussed that certain employees of Ranger were expected to change positions within the organization as a result of the Transaction, but that the day-to-day portfolio management team for the Funds was not expected to change. The Board expressed satisfaction with Ranger’s collaborative investment management approach and the ease with which Ranger personnel transitioned to a remote work environment as a result of the COVID-19 pandemic. The Board discussed Ranger’s bottom-up, fundamental research driven security selection process. The Board discussed Ranger’s compliance program and compliance monitoring methods, noting that investment limits and restrictions were monitored on a daily basis. The Board discussed Ranger’s selection of brokers based on best execution and discussed Ranger’s soft dollar policy. The Board commented that Ranger had not been involved in any regulatory exams or litigation since the last approval of its advisory agreement with the Funds. The Trustees expressed satisfaction with the services that Ranger had provided to the Funds, and that after the Transaction, it appeared that Ranger would continue to have adequate investment, compliance, and financial resources to successfully manage the Funds.

Performance.

Small Cap Fund.  The Board discussed that for the year to date period through September 30, 2020, Small Cap Fund produced positive returns and outperformed its benchmark index, but underperformed its peer group and Morningstar Category. The Board considered that in connection with its most recent approval of the Original Advisory Agreement at a meeting held on September 29, 2020 (the “September Meeting”), the Board was provided with reports regarding Small Cap Fund’s performance over various time periods as of July 31, 2020. The Trustees determined it was appropriate to rely on their review and deliberations of Small Cap Fund’s performance at the September Meeting, as supplemented by the current materials. The Board reviewed its deliberations from the September Meeting, noting that Small Cap Fund had

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outperformed its benchmark index for all periods, and outperformed its peer group and Morningstar category for the 5 year period. The Board noted that Small Cap Fund had underperformed its peer group for the 1 and 3 year periods. The Board discussed the sectors that contributed and detracted from Small Cap Fund’s performance and discussed the speculative nature of the market and its impact on Small Cap Fund’s strategy. The Board discussed that the investment strategy of Small Cap Fund was not expected to change as a result of the Transaction, and that the performance of Small Cap Fund presented at the September Meeting, as supplemented by the current materials, was not unreasonable.

Micro Cap Fund. The Board discussed that for the year to date period through September 30, 2020, Micro Cap Fund produced positive returns and outperformed its benchmark index and Morningstar category, but underperformed its peer group. The Board considered that in connection with its most recent approval of the Original Advisory Agreement at the September Meeting, the Board was provided with reports regarding Micro Cap Fund’s performance over various time periods as of July 31, 2020. The Trustees determined it was appropriate to rely on their review and deliberations of Micro Cap Fund’s performance at the September Meeting, as supplemented by the current materials. The Board reviewed its deliberations from the September Meeting, noting that Micro Cap Fund had outperformed its benchmark index since inception, but underperformed its peer group, Morningstar category and benchmark index for the 1 year period. The Board discussed that Micro Cap Fund had a relatively short operating history, and reviewed the sectors that contributed and detracted from Micro Cap Fund’s performance. The Board discussed that the investment strategy of Micro Cap Fund was not expected to change as a result of the Transaction, and that the performance of Micro Cap Fund presented at the September Meeting, as supplemented by the current materials, was not unreasonable.

Fees and Expenses.

Small Cap Fund. The Board considered that in connection with its most recent approval of the Original Advisory Agreement at the September Meeting, the Board was provided with reports regarding Small Cap Fund’s fees and expenses as compared to its respective peer group and Morningstar category. The Trustees discussed that the advisory fees and expense caps for Small Cap Fund were not expected to change as a result of the Transaction, and determined that it was appropriate to rely on their prior review and deliberations of fees and expenses for Small Cap Fund that occurred at the September Meeting. The Board reviewed the information presented at the September Meeting, noting that the advisory fee for Small Cap Fund was 1.00% and its expense ratio was 1.11%. The Board commented that the advisory fee was higher than the average fees of the peer group and Morningstar category, but the expense ratio was generally in line with the average expense ratios of the peer group and Morningstar category. The Board considered that Small Cap Fund’s fees were higher than the fees Ranger charged to its separately managed accounts with similar strategies, noting that on average, these accounts were significantly larger than Small Cap Fund and required fewer services. As such, the Board agreed that the advisory fee for Small Cap Fund was not unreasonable.

Micro Cap Fund. The Board considered that in connection with its most recent approval of the Original Advisory Agreement at the September Meeting, the Board was provided with reports regarding Micro Cap Fund’s fees and expenses as compared to its respective peer group and Morningstar category. The Trustees discussed that the advisory fees and expense caps for Micro Cap Fund were not expected to change as a result of the Transaction, and determined

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that it was appropriate to rely on their prior review and deliberations of fees and expenses for Micro Cap Fund that occurred at the September Meeting. The Board reviewed the information presented at the September Meeting, noting that the advisory fee for Micro Cap Fund was 1.25% and its expense ratio was 1.51%. The Board noted that Micro Cap Fund’s fees and expense ratio were higher than the peer group and Morningstar category average. The Board acknowledged that Morningstar did not have a separate category for micro-cap funds, which tended to have higher management fees and expense ratios than small cap funds. The Board considered that Micro Cap Fund’s fees were higher than the fees Ranger charged to its separately managed accounts with similar strategies, noting that on average, these accounts were significantly larger than Micro Cap Fund and required fewer services. As such, the Board agreed that the advisory fee for Micro Cap Fund was not unreasonable.

Profitability. The Board considered that in connection with its most recent approval of the Original Advisory Agreement at the September Meeting, the Board was provided with reports regarding Ranger’s profitability with respect to each Fund. The Board considered Ranger’s representations that there were no material changes to its financial condition since the September Meeting and that there was no material change anticipated with respect to Ranger’s profitability from managing the Funds as a result of the Transaction.

Economies of Scale. The Board considered that the Funds had not yet reached asset levels where meaningful economies of scale could be realized, and that Ranger did not have plans to reduce fees in the near future. The Board agreed to revisit the topic at a later date, and noted that the Transaction was not expected to impact economies of scale with respect to the Funds.

Conclusion. Having requested and received such information from Ranger as the Board believed to be reasonably necessary to evaluate the terms of the Interim Advisory Agreement and the New Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure was reasonable and that approval of the Interim Advisory Agreement and New Advisory Agreement was in the best interests of the Trust and shareholders of each Fund.

Closure of Ranger Quest for Income and Growth Fund and

Termination of Advisory Agreement with Ranger International Management, L.P.

As stated in the November 10, 2020 Supplement to the Prospectus and Statement of Additional Information dated November 29, 2019, the Board of Trustees concluded that it was in the best interest of the Ranger Quest for Income and Growth Fund and its shareholders that it cease operations.  The Board determined to close the Ranger Quest for Income and Growth Fund and redeem all outstanding shares on November 30, 2020.  Effective November 15, 2020, the Ranger Quest for Income and Growth Fund no longer pursued its stated investment objective, and began liquidated its portfolio and invested in cash or cash equivalents such as money market funds until all shares were redeemed.  With the closure of the Ranger Quest for Income and Growth Fund, the advisory agreement between Ranger International Management, L.P. and the Fund was terminated.

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Independent Registered Public Accounting Firm	KPMG LLP 1225 17th Street, Suite 800 Denver, CO 80202	Legal Counsel	Thompson Hine LLP 41 South High Street Suite 1700 Columbus, OH 43215
Custodian	U.S. Bank National Association 425 Walnut St., 6th Floor Cincinnati, OH 45202	Transfer Agent	Mutual Shareholder Services LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147
Distributor	Arbor Court Capital, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 31, 2021, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date April 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date April 5, 2021

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date April 5, 2021